CONTRIBUTED EQUITY	12 Months Ended
Jun. 30, 2022
CONTRIBUTED EQUITY [Abstract]
CONTRIBUTED EQUITY
11.	CONTRIBUTED EQUITY

		2022	2021
	Note	US$	US$
Issued capital
140,288,491 (2021: 105,105,787) fully paid ordinary shares	11(a)	29,782,268	10,255,369

(a)	Movements in issued capital

	Number of Ordinary Shares	Number of Performance Shares	US$
2022
Opening balance at July 1, 2021	105,105,787	39,600,000	10,255,369
Issue of shares – share placement (August 2021)	20,000,000	-	17,604,000
Issue of shares – exercise of options	15,182,704	-	2,353,704
Share issue costs	-	-	(430,805)
Closing balance at June 30, 2022	140,288,491	39,600,000	29,782,268
2021
Opening balance at incorporation	-	-	-
Issue of shares – incorporation (July 2020)	265	360	1
Issue of shares – seed placement (August-October 2020)	26,499,735	35,999,640	54,011
Reverse acquisition – shares issued to facilitators of reverse acquisition	2,650,000	3,600,000	852,478
Reverse acquisition – recognition of legal acquirer shares	57,386,667	-	5,581,274
Issue of shares – share placement (January 2021)	12,150,000	-	2,819,340
Issue of shares – exercise of options and performance rights	6,419,120	-	1,033,732
Share issue costs	-	-	(85,467)
Closing balance at June 30, 2021	105,105,787	39,600,000	10,255,369

(b)	Rights attaching to Ordinary Shares

The rights attaching to fully paid ordinary shares (“Ordinary Shares”) arise from a combination of the Company's Constitution, statute and general law:

•
Shares - The issue of shares in the capital of the Company and options over unissued shares by the Company is under the control of the directors, subject to the Corporations Act 2001, ASX Listing Rules and any rights attached to any special class of shares.

•
Meetings of Members - Directors may call a meeting of members whenever they think fit. Members may call a meeting as provided by the Corporations Act 2001.The Constitution contains provisions prescribing the content requirements of notices of meetings of members and all members are entitled to a notice of meeting. A meeting may be held in two or more places linked together by audio-visual communication devices. A quorum for a meeting of members is 2 shareholders. The Company holds annual general meetings in accordance with the Corporations Act 2001 and the Listing Rules.

•
Voting - Subject to any rights or restrictions at the time being attached to any shares or class of shares of the Company, each member of the Company is entitled to receive notice of, attend and vote at a general meeting. Resolutions of members will be decided by a show of hands unless a poll is demanded. On a show of hands each eligible voter present has one vote. However, where a person present at a general meeting represents personally or by proxy, attorney or representative more than one member, on a show of hands the person is entitled to one vote only despite the number of members the person represents. On a poll each eligible member has one vote for each fully paid share held and a fraction of a vote for each partly paid share determined by the amount paid up on that share.

•
Changes to the Constitution - The Company's Constitution can only be amended by a special resolution passed by at least three quarters of the members present and voting at a general meeting of the Company. At least 28 days' written notice specifying the intention to propose the resolution as a special resolution must be given.

•
Listing Rules - Provided the Company remains admitted to the Official List, then despite anything in its Constitution, no act may be done that is prohibited by the Listing Rules, and authority is given for acts required to be done by the Listing Rules. The Company's Constitution will be deemed to comply with the Listing Rules as amended from time to time.

(c)	Rights attaching to Performance Shares

Performance Shares comprise 19,800,000 Class A and 19,800,000 Class B Performance Shares issued in relation to the acquisition of HMAPL (refer Note 15) and are issued based upon the following terms and conditions:

•	The Performance Shareholders are not entitled to a dividend;

•	The Performance Shares are not transferable;

•	The Performance Shareholders shall have no right to vote, subject to the Corporations Act;

•	The Performance Shares will convert into Ordinary Shares as follows:

o
Each Class A Performance Share will convert into one (1) Ordinary Share upon completion of a positive pre-feasibility study (prepared in accordance with the JORC Code and independently verified by a Competent Person) for heavy mineral sands mining and processing on any of the Titan Project area which demonstrates a net present value of at least A$200,000,000 before September 17, 2024 (the “Pre-Feasibility Study Milestone”);

o
Each Class B Performance Share will convert into one (1) Ordinary Share upon the commencement of commercial production from the Titan Project area before September 17, 2025 (the “First Production Milestone”);

o	All Performance Shares shall automatically convert into Ordinary Shares upon the occurrence of certain change of control events; and

o
To the extent that any Performance Shares have not converted into Ordinary Shares by the applicable expiry date, all such Performance Shares for each holder will automatically lapse and be combined into one single Performance Share that will then convert into one single Ordinary Share. If the Class A Performance Shares have not converted into Ordinary Shares by the applicable expiry date, then the 19,800,000 Class A Performance Shares will convert into 30 Ordinary Shares. If the Class B Performance Shares have not converted into Ordinary Shares by the applicable expiry date, then the 19,800,000 Class B Performance Shares will convert into 30 Ordinary Shares. If neither the Class A Performance Shares nor the Class B Performance Shares have converted into Ordinary Shares by the applicable expiry date, then the 39,600,000 Performance Shares will convert into 60 Ordinary Shares.

•
The Ordinary Shares issued on conversion of any Performance Share will rank equally with and confer rights identical with all other Ordinary Shares then on issue and application will be made by the Company to ASX for official quotation of the Ordinary Shares upon the date of conversion.

•
The Company shall allot and issue Ordinary Shares immediately upon conversion of the Performance Shares for no consideration and shall record the allotment and issue in the manner required by the Corporations Act.

•	The Performance Shares are unquoted. No application for quotation of the Performance Shares will be made by the Company.